INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory	The following table presents detail of inventory balances:

	December 31,
	2020	2019
Inventory:
Raw materials	$325	$344
MedCenters	1,655	3,739
Pharmacy	837	511
Total inventory	$2,817	$4,594